Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Net assets (liabilities) [abstract]
Derivative financial assets	£ 252,244		£ 256,111
Derivative financial liabilities	(242,065)		£ (249,880)
Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	16,195
Ending balance, financial assets	20,972
Financial liabilities
Beginning balance, financial liabilities	(6,233)
Ending balance, financial liabilities	(7,194)
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities), net	9,962	£ 10,312
Purchases, fair value measurement, assets (liabilities), net	7,491	3,882
Sales, fair value measurement, assets (liabilities), net	(1,997)	(2,822)
Issues, fair value measurement, assets (liabilities), net	(647)	(226)
Settlements, fair value measurement, assets (liabilities), net	(1,151)	(1,088)
Total gains (losses) recognised in OCI, assets (liabilities), net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities), net	446	1,325
Transfers out of Level 3 of fair value hierarchy, assets (liabilities), net	(157)	104
Ending balance, assets (liabilities), net	13,778	11,141
Derivative financial assets	2,821	4,532
Derivative financial liabilities	(4,335)	(5,269)
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	(214)	(295)
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	45	(51)
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	2	5
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	(1)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	1	2
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	(3)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities), net	(1,113)	(1,190)
Purchases, fair value measurement, assets (liabilities), net	(181)	(281)
Sales, fair value measurement, assets (liabilities), net	33	5
Issues, fair value measurement, assets (liabilities), net	(19)	0
Settlements, fair value measurement, assets (liabilities), net	(171)	(47)
Total gains (losses) recognised in OCI, assets (liabilities), net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities), net	21	505
Transfers out of Level 3 of fair value hierarchy, assets (liabilities), net	109	459
Ending balance, assets (liabilities), net	(1,514)	(737)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	(193)	(188)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	0	0
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial liabilities
Beginning balance, financial liabilities	(368)	(56)
Purchases, fair value measurement, liabilities	(28)	(16)
Sales, fair value measurement, liabilities	17	4
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains (losses) recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(30)	(8)
Transfers out of Level 3 of fair value hierarchy, liabilities	6	9
Ending balance, financial liabilities	(385)	(52)
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Financial liabilities
Total gains (losses) in the period recognised in the income statement, liabilities	18	15
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Financial liabilities
Total gains (losses) in the period recognised in the income statement, liabilities	0	0
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial liabilities
Beginning balance, financial liabilities	(1,212)	(1,042)
Purchases, fair value measurement, liabilities	1	0
Sales, fair value measurement, liabilities	9	0
Issues, fair value measurement, liabilities	(628)	(226)
Settlements, fair value measurement, liabilities	16	0
Total gains (losses) recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(881)	(290)
Transfers out of Level 3 of fair value hierarchy, liabilities	248	463
Ending balance, financial liabilities	(2,474)	(1,092)
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Financial liabilities
Total gains (losses) in the period recognised in the income statement, liabilities	(27)	4
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Financial liabilities
Total gains (losses) in the period recognised in the income statement, liabilities	0	(1)
Interest rate derivatives | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	2,211
Ending balance, financial assets	1,622
Financial liabilities
Beginning balance, financial liabilities	(1,701)
Ending balance, financial liabilities	(1,538)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities), net	510	(497)
Purchases, fair value measurement, assets (liabilities), net	10	0
Sales, fair value measurement, assets (liabilities), net	0	0
Issues, fair value measurement, assets (liabilities), net	0	0
Settlements, fair value measurement, assets (liabilities), net	(136)	19
Total gains (losses) recognised in OCI, assets (liabilities), net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities), net	31	544
Transfers out of Level 3 of fair value hierarchy, assets (liabilities), net	(173)	446
Ending balance, assets (liabilities), net	84	477
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	(158)	(35)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	0	0
Foreign exchange derivatives | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	111
Ending balance, financial assets	175
Financial liabilities
Beginning balance, financial liabilities	(91)
Ending balance, financial liabilities	(118)
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities), net	20	39
Purchases, fair value measurement, assets (liabilities), net	(1)	0
Sales, fair value measurement, assets (liabilities), net	0	0
Issues, fair value measurement, assets (liabilities), net	0	0
Settlements, fair value measurement, assets (liabilities), net	18	0
Total gains (losses) recognised in OCI, assets (liabilities), net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities), net	21	13
Transfers out of Level 3 of fair value hierarchy, assets (liabilities), net	(7)	(15)
Ending balance, assets (liabilities), net	57	6
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	6	(31)
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	0	0
Credit derivatives | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	241
Ending balance, financial assets	216
Financial liabilities
Beginning balance, financial liabilities	(820)
Ending balance, financial liabilities	(798)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities), net	(579)	(313)
Purchases, fair value measurement, assets (liabilities), net	5	(191)
Sales, fair value measurement, assets (liabilities), net	33	5
Issues, fair value measurement, assets (liabilities), net	0	0
Settlements, fair value measurement, assets (liabilities), net	0	66
Total gains (losses) recognised in OCI, assets (liabilities), net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities), net	(22)	52
Transfers out of Level 3 of fair value hierarchy, assets (liabilities), net	3	16
Ending balance, assets (liabilities), net	(582)	(352)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	(22)	13
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	0	0
Equity derivatives | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	977
Ending balance, financial assets	808
Financial liabilities
Beginning balance, financial liabilities	(2,041)
Ending balance, financial liabilities	(1,881)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities), net	(1,064)	(419)
Purchases, fair value measurement, assets (liabilities), net	(195)	(90)
Sales, fair value measurement, assets (liabilities), net	0	0
Issues, fair value measurement, assets (liabilities), net	(19)	0
Settlements, fair value measurement, assets (liabilities), net	(53)	(132)
Total gains (losses) recognised in OCI, assets (liabilities), net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities), net	(9)	(104)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities), net	286	12
Ending balance, assets (liabilities), net	(1,073)	(868)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	(19)	(135)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	0	0
Corporate debt | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	1,568
Ending balance, financial assets	2,211
Financial liabilities
Beginning balance, financial liabilities	(352)
Ending balance, financial liabilities	(353)
Loans | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	8,986
Ending balance, financial assets	11,404
Financial liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0
Private equity investments | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	145
Ending balance, financial assets	183
Financial liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0
Reverse repurchase and repurchase agreements | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	209
Ending balance, financial assets	620
Financial liabilities
Beginning balance, financial liabilities	(517)
Ending balance, financial liabilities	(934)
Asset backed securities | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	605
Ending balance, financial assets	2,145
Financial liabilities
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	(2)
Other | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	1,142
Ending balance, financial assets	1,588
Financial liabilities
Beginning balance, financial liabilities	(74)
Ending balance, financial liabilities	(31)
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	6,509	6,480
Purchases, fair value measurement, assets	3,113	2,285
Sales, fair value measurement, assets	(1,007)	(1,876)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(714)	(402)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	1,046	1,022
Transfers out of Level 3 of fair value hierarchy, assets	(214)	(676)
Ending balance, financial assets	8,726	6,799
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(7)	(34)
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	679	595
Purchases, fair value measurement, assets	833	338
Sales, fair value measurement, assets	(225)	(118)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(49)	(53)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	144	36
Transfers out of Level 3 of fair value hierarchy, assets	(21)	(29)
Ending balance, financial assets	1,305	774
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(56)	5
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	4,469	4,837
Purchases, fair value measurement, assets	1,478	919
Sales, fair value measurement, assets	(247)	(1,152)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(661)	(311)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	139	556
Transfers out of Level 3 of fair value hierarchy, assets	(10)	(334)
Ending balance, financial assets	5,210	4,519
Trading portfolio assets | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	42	4
Trading portfolio assets | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	318	175
Purchases, fair value measurement, assets	39	324
Sales, fair value measurement, assets	(196)	(278)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	611	288
Transfers out of Level 3 of fair value hierarchy, assets	(65)	(60)
Ending balance, financial assets	730	438
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	23	(11)
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	1,043	873
Purchases, fair value measurement, assets	763	704
Sales, fair value measurement, assets	(339)	(328)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(4)	(38)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	152	142
Transfers out of Level 3 of fair value hierarchy, assets	(118)	(253)
Ending balance, financial assets	1,481	1,068
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(16)	(32)
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	5,368	6,111
Purchases, fair value measurement, assets	2,732	1,847
Sales, fair value measurement, assets	(1,006)	(955)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(282)	(638)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	290	96
Transfers out of Level 3 of fair value hierarchy, assets	(106)	(151)
Ending balance, financial assets	7,024	6,171
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(6)	(92)
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	34	(47)
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	889	1,079
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	(3)	(120)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	906	936
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	13	(20)
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	7	(3)
Financial assets at fair value through the income statement | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	3,984	4,553
Purchases, fair value measurement, assets	1,760	1,839
Sales, fair value measurement, assets	(1,000)	(823)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(266)	(613)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	138	28
Transfers out of Level 3 of fair value hierarchy, assets	(61)	(106)
Ending balance, financial assets	4,552	4,792
Financial assets at fair value through the income statement | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(21)	(44)
Financial assets at fair value through the income statement | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	18	(42)
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	145	140
Purchases, fair value measurement, assets	37	0
Sales, fair value measurement, assets	(2)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(4)	(5)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	183	138
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	2	(5)
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	5	8
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	209	38
Purchases, fair value measurement, assets	297	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	141	46
Transfers out of Level 3 of fair value hierarchy, assets	(27)	(29)
Ending balance, financial assets	620	44
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	(11)
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	85	192
Purchases, fair value measurement, assets	590	8
Sales, fair value measurement, assets	(1)	(2)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(12)	0
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	9	21
Transfers out of Level 3 of fair value hierarchy, assets	(14)	(16)
Ending balance, financial assets	658	190
Financial assets at fair value through the income statement | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	1	(13)
Financial assets at fair value through the income statement | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	56	109
Purchases, fair value measurement, assets	48	0
Sales, fair value measurement, assets	0	(10)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(20)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	2	1
Transfers out of Level 3 of fair value hierarchy, assets	(4)	0
Ending balance, financial assets	105	71
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(1)	1
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	4	(10)
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	776	4
Purchases, fair value measurement, assets	1,854	47
Sales, fair value measurement, assets	(42)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(1)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	(200)	0
Ending balance, financial assets	2,400	50
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	1	0
Financial assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	11	0
Financial assets at fair value through other comprehensive income | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	533	0
Purchases, fair value measurement, assets	1,097	47
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	1,642	47
Financial assets at fair value through other comprehensive income | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	1	0
Financial assets at fair value through other comprehensive income | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	11	0
Financial assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	200	3
Purchases, fair value measurement, assets	757	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(1)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	(200)	0
Ending balance, financial assets	757	2
Financial assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	43	1
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	(42)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	1	1
Financial assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Financial assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	£ 0	£ 0